Loans and other financial assets at amortized cost_Changes in allowances for credit losses on loans (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (484,132,000,000)	₩ (527,607,000,000)	₩ (523,864,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	(64,934,000,000)	(88,679,000,000)	(48,018,000,000)
Transfer to lifetime expected credit losses	37,737,000,000	28,268,000,000	26,850,000,000
Transfer to credit-impaired financial assets	7,783,000,000	110,558,000,000	224,215,000,000
Net reversal(provision) of allowance for credit losses	24,995,000,000	9,479,000,000	(236,688,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination	(45,030,000,000)	(9,000,000)
Others	11,882,000,000	(16,142,000,000)	29,898,000,000
Ending balance	(511,699,000,000)	(484,132,000,000)	(527,607,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(447,213,000,000)	(476,118,000,000)	(368,743,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	59,872,000,000	78,776,000,000	45,362,000,000
Transfer to lifetime expected credit losses	(68,726,000,000)	(42,122,000,000)	(421,157,000,000)
Transfer to credit-impaired financial assets	16,399,000,000	122,280,000,000	229,141,000,000
Net reversal(provision) of allowance for credit losses	(235,164,000,000)	(127,782,000,000)	38,968,000,000
Recovery	0	0	0
Charge-off	0	0	0
Disposal	13,000,000	1,000,000	270,000,000
Interest income from impaired loans	0	0	0
Business combination	(33,293,000,000)	(2,008,000,000)
Others	11,261,000,000	(240,000,000)	41,000,000
Ending balance	(696,851,000,000)	(447,213,000,000)	(476,118,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(643,675,000,000)	(774,351,000,000)	(1,125,269,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	5,062,000,000	9,903,000,000	2,656,000,000
Transfer to lifetime expected credit losses	30,989,000,000	13,854,000,000	394,307,000,000
Transfer to credit-impaired financial assets	(24,182,000,000)	(232,838,000,000)	(453,356,000,000)
Net reversal(provision) of allowance for credit losses	(577,060,000,000)	(261,939,000,000)	(176,846,000,000)
Recovery	(203,482,000,000)	(188,638,000,000)	(237,050,000,000)
Charge-off	671,237,000,000	721,339,000,000	737,540,000,000
Disposal	76,399,000,000	44,858,000,000	51,535,000,000
Interest income from impaired loans	25,735,000,000	27,534,000,000	31,326,000,000
Business combination	(96,404,000,000)	(3,150,000,000)
Others	35,407,000,000	(247,000,000)	806,000,000
Ending balance	(699,974,000,000)	(643,675,000,000)	(774,351,000,000)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(85,148,000,000)	(114,509,000,000)	(101,479,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	(20,839,000,000)	(14,430,000,000)	(9,848,000,000)
Transfer to lifetime expected credit losses	9,137,000,000	14,022,000,000	5,905,000,000
Transfer to credit-impaired financial assets	3,549,000,000	8,603,000,000	79,078,000,000
Net reversal(provision) of allowance for credit losses	5,142,000,000	21,802,000,000	(86,224,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination	(31,327,000,000)	0
Others	(2,041,000,000)	(636,000,000)	(1,941,000,000)
Ending balance	(121,527,000,000)	(85,148,000,000)	(114,509,000,000)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(77,962,000,000)	(48,368,000,000)	(41,358,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	20,050,000,000	13,661,000,000	8,966,000,000
Transfer to lifetime expected credit losses	(10,800,000,000)	(15,332,000,000)	(7,183,000,000)
Transfer to credit-impaired financial assets	4,913,000,000	10,312,000,000	47,343,000,000
Net reversal(provision) of allowance for credit losses	(10,042,000,000)	(38,203,000,000)	(56,164,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	33,000,000
Interest income from impaired loans	0	0	0
Business combination	(15,129,000,000)	0
Others	4,507,000,000	(32,000,000)	(5,000,000)
Ending balance	(84,463,000,000)	(77,962,000,000)	(48,368,000,000)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(125,588,000,000)	(129,906,000,000)	(117,168,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	789,000,000	769,000,000	882,000,000
Transfer to lifetime expected credit losses	1,663,000,000	1,310,000,000	1,278,000,000
Transfer to credit-impaired financial assets	(8,462,000,000)	(18,915,000,000)	(126,421,000,000)
Net reversal(provision) of allowance for credit losses	(125,923,000,000)	(146,204,000,000)	(49,637,000,000)
Recovery	(71,277,000,000)	(61,914,000,000)	(51,855,000,000)
Charge-off	181,713,000,000	217,382,000,000	204,552,000,000
Disposal	5,640,000,000	2,763,000,000	1,633,000,000
Interest income from impaired loans	10,790,000,000	9,647,000,000	7,945,000,000
Business combination	(72,040,000,000)	0
Others	(2,998,000,000)	(520,000,000)	(1,115,000,000)
Ending balance	(205,693,000,000)	(125,588,000,000)	(129,906,000,000)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(324,258,000,000)	(348,311,000,000)	(365,251,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	(29,117,000,000)	(58,537,000,000)	(24,324,000,000)
Transfer to lifetime expected credit losses	19,259,000,000	8,215,000,000	15,074,000,000
Transfer to credit-impaired financial assets	3,607,000,000	3,308,000,000	62,731,000,000
Net reversal(provision) of allowance for credit losses	2,831,000,000	86,565,000,000	(68,381,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination	(13,703,000,000)	(9,000,000)
Others	13,921,000,000	(15,489,000,000)	31,840,000,000
Ending balance	(327,460,000,000)	(324,258,000,000)	(348,311,000,000)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(297,718,000,000)	(349,619,000,000)	(255,922,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	25,067,000,000	49,884,000,000	22,658,000,000
Transfer to lifetime expected credit losses	(48,184,000,000)	(20,473,000,000)	(407,780,000,000)
Transfer to credit-impaired financial assets	10,349,000,000	17,852,000,000	97,750,000,000
Net reversal(provision) of allowance for credit losses	(200,024,000,000)	6,855,000,000	193,392,000,000
Recovery	0	0	0
Charge-off	0	0	0
Disposal	13,000,000	1,000,000	237,000,000
Interest income from impaired loans	0	0	0
Business combination	(18,164,000,000)	(2,008,000,000)
Others	6,754,000,000	(210,000,000)	46,000,000
Ending balance	(521,907,000,000)	(297,718,000,000)	(349,619,000,000)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(390,045,000,000)	(527,673,000,000)	(905,243,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	4,050,000,000	8,653,000,000	1,666,000,000
Transfer to lifetime expected credit losses	28,925,000,000	12,258,000,000	392,706,000,000
Transfer to credit-impaired financial assets	(13,956,000,000)	(21,160,000,000)	(160,481,000,000)
Net reversal(provision) of allowance for credit losses	(271,265,000,000)	(75,392,000,000)	(94,004,000,000)
Recovery	(66,179,000,000)	(66,359,000,000)	(127,630,000,000)
Charge-off	243,634,000,000	222,537,000,000	290,109,000,000
Disposal	47,106,000,000	42,095,000,000	49,902,000,000
Interest income from impaired loans	14,945,000,000	17,887,000,000	23,381,000,000
Business combination	(24,364,000,000)	(3,150,000,000)
Others	38,405,000,000	259,000,000	1,921,000,000
Ending balance	(388,744,000,000)	(390,045,000,000)	(527,673,000,000)
Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(74,726,000,000)	(64,787,000,000)	(57,134,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	(14,978,000,000)	(15,712,000,000)	(13,846,000,000)
Transfer to lifetime expected credit losses	9,341,000,000	6,031,000,000	5,871,000,000
Transfer to credit-impaired financial assets	627,000,000	98,647,000,000	82,406,000,000
Net reversal(provision) of allowance for credit losses	17,022,000,000	(98,888,000,000)	(82,083,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination	0	0
Others	2,000,000	(17,000,000)	(1,000,000)
Ending balance	(62,712,000,000)	(74,726,000,000)	(64,787,000,000)
Credit card accounts | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(71,533,000,000)	(78,131,000,000)	(71,463,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	14,755,000,000	15,231,000,000	13,738,000,000
Transfer to lifetime expected credit losses	(9,742,000,000)	(6,317,000,000)	(6,194,000,000)
Transfer to credit-impaired financial assets	1,137,000,000	94,116,000,000	84,048,000,000
Net reversal(provision) of allowance for credit losses	(25,098,000,000)	(96,434,000,000)	(98,260,000,000)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination	0	0
Others	0	2,000,000	0
Ending balance	(90,481,000,000)	(71,533,000,000)	(78,131,000,000)
Credit card accounts | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(128,042,000,000)	(116,772,000,000)	(102,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses	223,000,000	481,000,000	108,000,000
Transfer to lifetime expected credit losses	401,000,000	286,000,000	323,000,000
Transfer to credit-impaired financial assets	(1,764,000,000)	(192,763,000,000)	(166,454,000,000)
Net reversal(provision) of allowance for credit losses	(179,872,000,000)	(40,343,000,000)	(33,205,000,000)
Recovery	(66,026,000,000)	(60,365,000,000)	(57,565,000,000)
Charge-off	245,890,000,000	281,420,000,000	242,879,000,000
Disposal	23,653,000,000	0	0
Interest income from impaired loans	0	0	0
Business combination	0	0
Others	0	14,000,000	0
Ending balance	₩ (105,537,000,000)	₩ (128,042,000,000)	₩ (116,772,000,000)